Summary of Significant Accounting Policies 10-K (Details) (USD $)	3 Months Ended											6 Months Ended		12 Months Ended
	Dec. 04, 2012	Jun. 05, 2012		Feb. 28, 2012	Nov. 29, 2011	Aug. 30, 2011	May 31, 2011		Mar. 01, 2011	Nov. 30, 2010	Aug. 31, 2010	Dec. 04, 2012	Nov. 29, 2011	Jun. 05, 2012		Jun. 05, 2012		May 31, 2011		Jun. 01, 2010
Summary of Significant Accounting Policies [Abstract]
Number of Foreign Countries in which Entity Operates under Ruby Tuesday brand		12												12		12
Franchisor Disclosure [Line Items]
Number of restaurants	742	714										742		714		714
Ownership percentage for franchise partnerships, minimum (in hundredths)		1.00%												1.00%		1.00%
Ownership percentage for franchise partnerships, maximum (in hundredths)		50.00%												50.00%		50.00%
Number Of Franchise Partnerships Acquired																		11
Additional Restaurant sales and operating revenue from impact of 53rd week																$ 23,400,000
Additional earning per share from impact of 53rd week (in dollars per share)																$ 0.03
Number of years from date of purchase within which substantially all guests utilize gift cards (in years)		2 years												2 years		2 years
Number Of Months After Date Of Activation Card Breakage For Non- Escheatable Amounts Is Recognized		24 months												24 months		24 months
Gift card breakage income																1,800,000		1,500,000		1,800,000
Franchise royalties (in hundredths)		4.00%												4.00%		4.00%
Royalty Fee Allowed Per Franchise Agreements Maximum		4.00%												4.00%		4.00%
Support Service Fee Allowed Per Franchise Agreements Maximum		1.50%												1.50%		1.50%
Marketing And Purchasing Fee Allowed Per Franchise Agreements Maximum		1.50%												1.50%		1.50%
Advertising Fee Allowed Per Franchise Agreements Maximum (in hundredths)		3.00%												3.00%		3.00%
Past due days for franchise fee revenue not recognized																60 days
Unearned income for franchise fees							1,200,000											1,200,000
Marketing expenses, net of franchise reimbursements																47,900,000		27,800,000		15,400,000
Calculation of weighted-average common and dilutive potential common shares outstanding [Abstract]
Net (loss)/income	(15,068,000)	(5,816,000)		4,536,000	(2,001,000)	3,093,000	13,916,000		16,000,000	4,565,000	12,397,000	(12,469,000)	1,092,000	(188,000)		(188,000)		46,878,000		45,344,000
Weighted-average common shares outstanding (in shares)	62,005,000				62,598,000							62,409,000	63,177,000			62,916,000		64,029,000		61,533,000
Dilutive effect of stock options and restricted stock (in shares)	0				0							0	552			0		919,000		337,000
Weighted average common and dilutive potential common shares outstanding (in shares)	62,005,000				62,598,000							62,409,000	63,729,000			62,916,000		64,948,000		61,870,000
Basic earnings/(loss) per share (in dollars per share)	$ (0.24)	$ (0.09)		$ 0.07	$ (0.03)	$ 0.05	$ 0.22		$ 0.25	$ 0.07	$ 0.19	$ (0.20)	$ 0.02			$ 0		$ 0.73		$ 0.74
Diluted earnings/(loss) per share (in dollars per share)	$ (0.24)	$ (0.09)		$ 0.07	$ (0.03)	$ 0.05	$ 0.21		$ 0.25	$ 0.07	$ 0.19	$ (0.20)	$ 0.02			$ 0		$ 0.72		$ 0.73
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares that did not impact the computation of diluted earnings per share (in shares)	5,018				4,547							4,378	2,973			3,936,000		2,938,000		5,334,000
Property, Plant and Equipment [Line Items]
Goodwill associated with certain acquisitions		7,989,000					15,571,000							7,989,000		7,989,000		15,571,000
Goodwill impairment loss, net of tax		12,000,000														12,000,000
Goodwill [Roll forward)
Balance, beginning of period						15,571,000					0	7,989,000	15,571,000			15,571,000		0
Acquisitions																7,989,000		15,571,000
Adjustments to purchase price allocations																1,348,000
Impairment		(16,919,000)												(16,919,000)		(16,919,000)
Balance, end of period	9,022,000	7,989,000					15,571,000					9,022,000		7,989,000		7,989,000		15,571,000		0
Amortization of intangibles												1,691,000	1,036,000			2,314,000		1,477,000		652,000
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		31,601,000					17,759,000							31,601,000		31,601,000		17,759,000
Accumulated Amortization		6,019,000					3,691,000							6,019,000		6,019,000		3,691,000
Unfavorable lease valuation liabilities		1,300,000					1,200,000							1,300,000		1,300,000		1,200,000
Future amortization expense for trademarks and reacquired franchise rights over next five years [Abstract]
Fiscal 2013		3,500,000												3,500,000		3,500,000
Fiscal 2014		3,300,000												3,300,000		3,300,000
Fiscal 2015		3,100,000												3,100,000		3,100,000
Fiscal 2016		2,800,000												2,800,000		2,800,000
Fiscal 2017		2,400,000												2,400,000		2,400,000
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Restaurant sales and operating revenue	302,753,000				306,155,000							634,018,000	635,009,000	1,320,040,000		1,320,040,000		1,258,015,000		1,188,043,000
Payroll and related costs	102,788,000				105,814,000							212,022,000	216,675,000	447,395,000		447,395,000		415,200,000		389,111,000
Other restaurant operating costs	66,996,000				64,801,000							134,152,000	133,538,000	266,647,000		266,647,000		255,364,000		240,402,000
Selling, general and administrative, net	38,958,000				25,410,000							82,387,000	53,797,000	121,961,000		121,961,000		93,114,000		78,118,000
Interest expense, net	7,181,000				4,498,000							13,971,000	8,895,000	23,312,000		23,312,000		13,508,000		17,074,000
Income before income taxes	(28,787,000)	(18,080,000)		1,232,000	(1,747,000)	3,657,000	15,732,000		15,545,000	5,268,000	16,077,000	(28,516,000)	1,910,000	(14,938,000)		(14,938,000)		52,622,000		57,758,000
As Presented Year Ended [Member]
Property, Plant and Equipment [Line Items]
Goodwill associated with certain acquisitions							15,571,000											15,571,000
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Restaurant sales and operating revenue														1,320,098,000
Payroll and related costs														455,087,000				422,230,000		396,877,000
Other restaurant operating costs														270,132,000				256,632,000		240,947,000
Selling, general and administrative, net														114,534,000				85,971,000		70,526,000
Interest expense, net														19,620,000				12,353,000		16,355,000
Income before income taxes														(14,938,000)				52,622,000		57,758,000
Reclassifications and Corrections [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Restaurant sales and operating revenue														(58,000)
Payroll and related costs														(7,692,000)				(7,030,000)		(7,766,000)
Other restaurant operating costs														(3,485,000)				(1,268,000)		(545,000)
Selling, general and administrative, net														7,427,000				7,143,000		7,592,000
Interest expense, net														3,692,000				1,155,000		719,000
Income before income taxes														0				0		0
Reacquired Franchise Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		14,825,000					14,900,000							14,825,000		14,825,000		14,900,000
Accumulated Amortization		4,961,000					2,956,000							4,961,000		4,961,000		2,956,000
Favorable Lease Valuations [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,205,000	[1]				2,023,000	[1]						2,205,000	[1]	2,205,000	[1]	2,023,000	[1]
Accumulated Amortization		168,000	[1]				63,000	[1]						168,000	[1]	168,000	[1]	63,000	[1]
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		11,961,000					836,000							11,961,000		11,961,000		836,000
Accumulated Amortization		847,000					672,000							847,000		847,000		672,000
Acquired franchise agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		2,460,000					0							2,460,000		2,460,000		0
Accumulated Amortization		39,000					0							39,000		39,000		0
Others [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount		150,000					0							150,000		150,000		0
Accumulated Amortization		4,000					0							4,000		4,000		0
Weighted Average [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted average amortization period																25 years 9 months 18 days
Restaurant and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of depreciable assets																P3Y
Building and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of depreciable assets																P3Y
Stock Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares that did not impact the computation of diluted earnings per share (in shares)	3,371				3,404							3,002	2,074			2,716,000	[2]	2,517,000		4,450,000
Service-based Restricted Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total shares that did not impact the computation of diluted earnings per share (in shares)	1,647				1,143							1,376	899			1,220,000	[2]	421,000		884,000
Marlin and Ray's [Member]
Franchisor Disclosure [Line Items]
Number of restaurants		11												11		11
Truffles [Member]
Franchisor Disclosure [Line Items]
Number of restaurants		2												2		2
Wok Hay [Member]
Franchisor Disclosure [Line Items]
Number of restaurants		1												1		1
Ruby Tuesday [Member]
Franchisor Disclosure [Line Items]
Number of restaurants		714												714		714
Number of domestic and international franchise Ruby Tuesday restaurants located outside the Company's existing core markets		79												79		79
Number of states primarily outside the Company's existing core markets in which Entity Operates		14												14		14
Lime Fresh [Member]
Franchisor Disclosure [Line Items]
Number of restaurants		13												13		13
Number of domestic franchise restaurants		4												4		4
Finite-Lived Intangible Assets [Line Items]
Unfavorable lease valuation liabilities		$ 200,000												$ 200,000		$ 200,000

[1]	As of June 5, 2012 and May 31, 2011, we also had $1.3 million and $1.2 million, respectively, of unfavorable lease valuation liabilities which resulted from the terms of acquired franchise operating lease contracts being unfavorable relative to market terms of comparable leases on the acquisition date. In addition, as of June 5, 2012, we had a liability of $0.2 million which resulted from the terms of a Lime Fresh license agreement being unfavorable relative to market terms of a comparable license agreement. The majority of these liabilities is included within Other deferred liabilities in our Consolidated Balance Sheets. See Note 3 to the Consolidated Financial Statements for more information on the favorable and unfavorable lease valuations from our acquisitions of franchise partnerships during fiscal 2011 and Lime Fresh in fiscal 2012.
[2]	Due to a net loss for the year ended June 5, 2012, all then outstanding share-based awards were excluded from the computation of diluted loss per share.